Acquisition of remaining interest in the Rosemont project (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about acquisition date fair value of consideration paid [Table Text Block]

Cash	$45,000
Present value of future cash installments	23,557
Total consideration	$68,557

Disclosure of detailed information about acquisition of remaining asset and liabilities [Table Text Block]

Current assets	$343
Non-current assets	68,904
Liabilities	(690)
Net assets acquired	$68,557